Segments	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segments
Effective January 1, 2016, the Company is organized by vessel type into two operating segments through which the Company’s chief operating decision maker manages the Company’s business. The Kamsarmax and Ultramax Operations segments include the following:

•Ultramax - includes vessels ranging from approximately 60,200 dwt to 64,000 dwt
•Kamsarmax - includes vessels ranging from approximately 82,000 dwt to 84,000 dwt
Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. The Company has therefore chosen to present its segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations for the nine months ended September 30, 2019 and 2018 (in thousands).

	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2019
Vessel revenue	$61,081	$103,234	$—	$164,315
Voyage expenses	408	438	—	846
Vessel operating cost	25,730	50,962	—	76,692
Charterhire expense	8,039	2,731	—	10,770
Vessel depreciation	13,695	27,108	—	40,803
General and administrative expenses	1,594	3,131	19,276	24,001
Loss / write-down on assets held for sale	7,353	4,688	—	12,041
Interest income	—	—	1,227	1,227
Income from equity investment	—	—	70,227	70,227
Foreign exchange loss	—	—	(33)	(33)
Financial expense, net	—	—	(41,013)	(41,013)
Segment income	$4,262	$14,176	$11,132	$29,570

	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2018
Vessel revenue	$64,553	$112,778	$—	$177,331
Voyage expenses	108	264	—	372
Vessel operating cost	25,458	53,430	—	78,888
Charterhire expense	318	2,773	—	3,091
Vessel depreciation	14,306	27,887	—	42,193
General and administrative expenses	1,515	3,255	18,513	23,283
Interest income	—	—	756	756
Foreign exchange loss	—	—	(73)	(73)
Financial expense, net	—	—	(35,512)	(35,512)
Segment income (loss)	$22,848	$25,169	$(53,342)	$(5,325)
Identifiable assets, classified by the segment by which the Company operates, are as follows (in thousands):

Identifiable assets
	September 30, 2019	December 31, 2018
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax	500,045	553,790
Ultramax	980,038	994,812
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	59,881	55,884
Other	218,148	99,340
Total identifiable assets	$1,758,112	$1,703,826